TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND SUMMARY
The Fund's Investment Goal
The Touchstone Large Cap Relative Value Fund (the “Fund”) seeks capital appreciation.
The Fund’s Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 67 and in the Fund’s Statement of Additional Information (“SAI”) on page 71.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class C	Class Y	Institutional
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.92%	2.58%	0.72%	0.50%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.88%	4.29%	1.43%	1.21%
Fee Waiver and/or Expense Reimbursement	[2]	(1.68%)	(2.34%)	(0.48%)	(0.41%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.20%	1.95%	0.95%	0.80%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated September 30, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.19%, 1.94%, 0.94%, and 0.79% for Class A shares, Class C shares, Class Y shares, and Institutional Class shares, respectively. This expense limitation will remain in effect until at least January 29, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	690	298	97	82
Expense Example, With Redemption, 3 Years	1,266	1,088	405	343
Expense Example, With Redemption, 5 Years	1,866	1,992	736	626
Expense Example, With Redemption, 10 Years	3,481	4,306	1,672	1,430

Expense Example, No Redemption (USD $)	Class C
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	1,088
Expense Example, No Redemption, 5 Years	1,992
Expense Example, No Redemption, 10 Years	4,306

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of the Fund, a large capitalization company has a market capitalization within the range of market capitalization represented in the Russell 1000 Value Index (between $298 million and $412 billion as of November 30, 2012) at the time of purchase. The size of the companies in the Russell 1000 Value Index will change with market conditions.

The sub-advisor, EARNEST Partners LLC (“EARNEST” or “Sub-Advisor”), employs an investment style that seeks to outperform the Russell 1000 Value Index while attempting to control volatility and risk. In the first step of the investment process, EARNEST screens the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. This process seeks to identify the financial and market characteristics, including valuation measures, market trends, operating trends, growth measures, and profitability measures that have been in place when an individual company has produced outstanding performance. In the second step of the investment process, an investment thesis is developed and tested for certain companies identified in the first step. The test generally includes conversations with the company’s management team and industry specialists, review of the company’s financial reports, analysis of industry and company-specific studies, and independent field research. In the final step of the investment process, EARNEST constructs a portfolio of approximately 50 stocks that EARNEST believes are expected to collectively have the best potential for capital appreciation and are expected to mitigate downside risk. EARNEST will generally sell a stock if the company’s prospects deteriorate, or if it identifies another stock expected to have superior return and risk characteristics.

The Principal Risks

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund’s shares.

· Large-Cap Risk: Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: Touchstone Advisors, Inc., the Fund’s advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing and seek exposure to large cap stocks. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with the Russell 1000 Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Large Cap Relative Value Fund — Class A Total Return as of December 31

Best Quarter: 4th Quarter 2010 +13.17% Worst Quarter: 3rd Quarter 2011 -18.22% The year-to-date return for the Fund’s Class A shares as of December 31, 2012 is 3.22%.
Average Annual Total Returns For the period ended December 31, 2012
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares after-tax returns.

Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	3.22%	6.48%	Sep. 30, 2009
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	2.99%	6.17%	Sep. 30, 2009
Class A After Taxes on Distributions and Sale of Fund Shares	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.40%	5.54%	Sep. 30, 2009
Class C	Class C Return Before Taxes	7.77%	7.63%	Sep. 30, 2009
Class Y	Class Y Return Before Taxes	9.85%	8.71%	Sep. 30, 2009
Institutional	Institutional Class Return Before Taxes	10.01%	8.87%	Sep. 30, 2009
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	17.51%	11.15%	Sep. 30, 2009